Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal
Current
Deferred	$ (1,190,022)	$ (550,708)
State and local
Current
Deferred	$ (316,709)	$ (154,199)
Change in valuation allowance	$ 1,506,731	$ 704,907
Income tax provision (benefit)